Current and long-term debt - 2021 AVIC lease financing (Details) $ in Thousands	1 Months Ended		2 Months Ended
	Mar. 31, 2021 USD ($) vessel	Feb. 28, 2021 USD ($) vessel	Mar. 31, 2021 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,436,224	$ 2,541,678
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				1,948,592	3,145,623
2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term			9 years
Periodic borrowing payment amount			$ 1,800
Lease deposit, percent of borrowing amount	1.00%		1.00%
Lease deposit, aggregate amount	$ 1,000		$ 1,000
Net debt to capitalization ratio			0.70
Consolidated tangible net worth			$ 650,000
Borrowings, restrictive covenant, minimum aggregate fair market value of vessels provided as collateral on or before the third anniversary of delivery, percent	115.00%		115.00%
Borrowings, restrictive covenant, minimum aggregate fair market value of vessels provided as collateral after third anniversary of delivery, percent	120.00%		120.00%
2021 AVIC Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 83,662	$ 90,913
2021 AVIC Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.45%
STI Memphis and STI Soho | 2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		2
STI Memphis and STI Soho | 2021 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Consideration paid (received)		$ 44,200
STI Lombard and STI Osceola | 2021 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2		2
Consideration paid (received)	$ 53,100